BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2025
EBP 007
EBP, Accounting Policy [Line Items]
BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of Accounting – The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (U.S. GAAP).

Notes Receivable from Participants – Notes receivable from participants are measured at their unpaid principal balance, plus any accrued interest. No allowance for credit losses has been recorded as of December 31, 2025 and 2024. Delinquent notes receivable are classified as distributions based upon the terms of the Plan's governing documents.

Investment Valuation – The assets of the Plan, as well as the assets of the Bristol-Myers Squibb Company Savings and Investment Program and the Bristol-Myers Squibb Puerto Rico, Inc. Savings and Investment Program are maintained in the Savings Plan Master Trust, see “Note 4 - Savings Plan Master Trust.” For a discussion of the valuation policies for each investment class, see “Note 3 - Fair Value Measurement.”

Income Recognition – Interest, dividends, and gains/(losses) from participation in the Savings Plan Master Trust are allocated to the Plan based upon participants’ account balances and activity. This investment activity is presented on a net basis in the Statement of Changes in Net Assets Available for Benefits as the Plan’s share of net investment income in the Savings Plan Master Trust and is accounted for as follows:

•Interest is recorded as earned.
•Dividends are recorded on the ex-dividend date.
•Purchases and sales of securities are recorded on a trade-date basis.
•Realized gains and losses for security transactions are recorded using the average cost method.

Administrative Expenses – Unless otherwise noted here, all expenses incurred by the Plan are the obligation of the Plan and are payable from the Savings Plan Master Trust fund’s assets unless the Company, in its sole discretion, pays such expenses, in which event, the Company may request and the Savings Plan Master Trust may provide reimbursement to the Company. There were no reimbursements made to the Company in 2025. Fees charged to the Plan for investment management services are deducted from income earned on a daily basis and are not separately reflected in the Plan’s share of net investment income in the Savings Plan Master Trust. Consequently, these fees are not readily determinable.
Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, and the reported amounts of additions and deductions to the net assets available for benefits during the reporting period. Actual results may or may not differ from estimated results.

Risks and Uncertainties – The Savings Plan Master Trust holds various investment instruments. Investment securities, in general, are exposed to various risks, such as interest rate risk, credit risk, and overall market volatility. The Savings Plan Master Trust is exposed to credit loss in the event of non-performance by the synthetic guaranteed investment contract (GIC) issuers. However, synthetic GIC issuer non-performance is not considered probable and the risk to the Savings Plan Master Trust portfolio from credit loss is mitigated by the diversified nature of the underlying assets held. Due to the level of risk associated with certain investment securities and the level of uncertainty related to changes in value of investment securities, it is reasonably possible that significant changes in the values of investment securities could occur in the near term and such changes could have a material adverse effect on participants' account balances and amounts reported in the Plan’s financial statements.

Income Taxes and Tax Status – In the Plan’s latest determination letter dated June 19, 2019, the IRS stated that the Plan, as then designed, was in compliance in form with the applicable requirements of the Code. Since receiving the determination letter, the Plan was amended and the Company believes, to the best of its knowledge, that the Plan is still in compliance with the Code in form. The Company also believes, to the best of its knowledge, that the Plan (including any merged plans) is currently operated in material compliance with the applicable requirements of the Code and ERISA, and that the Plan and the Savings Plan Master Trust continue to be exempt from federal income taxes pursuant to Section 501(a) of the Code. Accordingly, no provision for income taxes has been included in the Plan’s financial statements. Contributions made by participants on a pre-tax basis, the Company’s matching and, where applicable, additional annual contributions, and the earnings thereon are not included in participants’ gross income for purposes of federal income taxes until distributed from the Plan.

U.S. GAAP requires Plan management to evaluate tax positions taken by the Plan and recognize a related tax liability (or asset) if the Plan has taken an uncertain position that more likely than not would not be sustained upon examination by the IRS. Plan management has analyzed the tax positions taken by the Plan, and has concluded that as of December 31, 2025 and 2024, there are no uncertain positions taken or expected to be taken that would require recognition of a liability (or asset) or disclosure in the financial statements. The Plan is subject to routine audits by taxing jurisdictions.

There have been no material tax related interest or penalties for the periods presented in the financial statements.